Business and Basis of Presentation (Schedule of Deferred Policy Acquisition Costs) (Details) - USD ($) $ in Thousands	Dec. 31, 2022		Dec. 31, 2021		Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Policy Acquisition Cost [Line Items]
Balance	$ 6,930,425	[1]	$ 7,029,308	[1]	$ 2,493,082	$ 2,433,936	$ 1,855,698
As Previously Reported
Deferred Policy Acquisition Cost [Line Items]
Balance	6,616,097		6,830,972			2,433,936
Change of Effect
Deferred Policy Acquisition Cost [Line Items]
Balance	314,328		198,336		74,702
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Other					(15,556)
Term Life
Deferred Policy Acquisition Cost [Line Items]
Balance	648,837		577,084		462,099
Term Life | As Previously Reported
Deferred Policy Acquisition Cost [Line Items]
Balance						462,098
Term Life | Change of Effect
Deferred Policy Acquisition Cost [Line Items]
Balance					0
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Other					1
Variable / Universal Life
Deferred Policy Acquisition Cost [Line Items]
Balance	$ 2,442,883		$ 2,561,011		2,030,983
Variable / Universal Life | As Previously Reported
Deferred Policy Acquisition Cost [Line Items]
Balance						$ 1,971,838
Variable / Universal Life | Change of Effect
Deferred Policy Acquisition Cost [Line Items]
Balance					74,702
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Other					$ (15,557)

[1]	Amounts adjusted for the implementation of Accounting Standards Update ("ASU") 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.